Risk Management - Summary of Fair Value Measurement of Financial Assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets		₩ 26,799,201	₩ 26,197,311
At fair value
Disclosure of financial assets [line items]
Financial assets		4,915,949	5,542,186
Financial assets, at fair value		4,915,949	5,542,186
At amortized cost
Disclosure of financial assets [line items]
Financial assets		21,883,252	20,655,125
Financial assets, at fair value		21,883,252	20,655,125
Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	[1]	885,173	674,850
Financial assets, at fair value	[1]	885,173	674,850
Financial assets at fair value through other comprehensive income | At fair value
Disclosure of financial assets [line items]
Financial assets		885,173	674,850
Financial assets, at fair value		885,173	674,850
Derivative assets | Not Designated as Hedging Instrument | At fair value
Disclosure of financial assets [line items]
Financial assets		1,548,015	1,846,527
Financial assets, at fair value		1,548,015	1,846,527
Derivative assets | Designated as Hedging Instrument | At fair value
Disclosure of financial assets [line items]
Financial assets		487,535	844,637
Financial assets, at fair value		487,535	844,637
Financial assets at fair value through profit or loss | At fair value
Disclosure of financial assets [line items]
Financial assets		1,995,226	2,176,172
Financial assets, at fair value		1,995,226	2,176,172
Financial assets at amortized cost | At amortized cost
Disclosure of financial assets [line items]
Financial assets		31,117	30,233
Financial assets, at fair value		31,117	30,233
Loans and receivables | At amortized cost
Disclosure of financial assets [line items]
Financial assets		986,528	908,148
Financial assets, at fair value		986,528	908,148
Trade and other receivables | At amortized cost
Disclosure of financial assets [line items]
Financial assets		15,742,665	15,373,625
Financial assets, at fair value		15,742,665	15,373,625
Long-term financial instruments | At amortized cost
Disclosure of financial assets [line items]
Financial assets		884,487	812,211
Financial assets, at fair value		884,487	812,211
Short-term financial instruments | At amortized cost
Disclosure of financial assets [line items]
Financial assets		1,997,644	1,147,929
Financial assets, at fair value		1,997,644	1,147,929
Cash and cash equivalents | At amortized cost
Disclosure of financial assets [line items]
Financial assets		2,240,811	2,382,979
Financial assets, at fair value		₩ 2,240,811	₩ 2,382,979

[1]	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.